Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $647.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $443.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $763.91 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)